Reed Smith LLP
Dale S. Freeman
Direct Phone: (415) 659-5932
Email: dfreeman@reedsmith.com
Reed Smith LLP
Two Embarcadero Center
Suite 2000
San Francisco, CA 94111
415.543.8700
FAX 415.391.8269

March 24, 2006
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Filing Desk

Re:	Volcano Corporation Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Volcano Corporation, a Delaware corporation (the “Company”), we enclose for filing under the Securities Act of 1933, as amended (the “Act”) and pursuant to Rule 402 thereunder, the Company’s Registration Statement on Form S-1 (including exhibits) relating to an offering of shares of the Company’s Common Stock, $.001 par value per share at a proposed maximum aggregate offering price of $86,250,000.
     At the Staff’s request, paper courtesy copies of the Registration Statement will also be delivered to the Staff in order to facilitate the Staff’s review.
     Please be advised that the Company has sent the amount of $9,228.75 via wire transfer payable to the order of the Securities and Exchange Commission to the SEC’s lockbox depository in payment of the requisite filing fee, pursuant to Rule 13(c) of Regulation S-T.
     The Company and the underwriters have tentatively adopted a timetable which provides for the public sale of the Company’s securities to commence in June 2006. It is respectfully requested that the Staff endeavor to complete its review of the Registration Statement so as to permit the Company to meet this timetable.
     To assist the Staff in its review of the Registration Statement, we note the following:

Securities and Exchange Commission
March 24, 2006

•	Pursuant to various correspondence exchanged between Gerard S. DiFiore of this firm and the Office of the Chief Accountant of the Division of Corporation Finance, the Registration Statement omits certain financial statements relating to the assets, liabilities and operations of an acquired business of the Company with respect to periods prior to the July 18, 2003 date of acquisition. By letter dated October 13, 2005, Deputy Chief Accountant Craig C. Olinger confirmed that the staff would not object to the omission of the pre-acquisition financial statements from the Company’s financial statements included in the Registration Statement. A copy of Mr. Olinger’s letter waiving certain requirements of Rule 3-05 of Regulation S-X can be provided supplementally if the Staff so requests. The Registration Statement as filed does contain all the other financial statements required by Mr. Olinger’s letter and Regulation S-X.
•	Given the uncertain state of the capital markets, the Company is unable to reasonably estimate the anticipated range of per share offering prices at this time. Accordingly, we have left blanks in those parts of the Registration Statement that involve either offering price information or calculations that are based on the offering range. The Company anticipates that at the time it responds to the Staff’s comments, which is also a point in time closer to the expected offering date, the Company will amend the Registration Statement to include an offering range and complete all of the related calculations based upon the mid-point of the anticipated offering range. For this filing, the Company has calculated the filing fee based on the expected maximum aggregate offering price.
     Please promptly telephone the undersigned at (415) 659-5932 regarding the Staff’s determination to review the Registration Statement.

Very truly yours,

/s/ Dale S. Freeman
Dale S. Freeman

Enclosures

cc:	Mr. R. Scott Heunnekens (Volcano)
Mr. John Dahldorf (Volcano)
Michael Sanders, Esq. (Reed Smith)
Gerard S. DiFiore, Esq. (Reed Smith)
Edward P. Bromley III, Esq. (Reed Smith)
Steven G. Rowles, Esq. (Morrison & Foerster)
Keith Flodin (E&Y)
Felicia Battista (Ten Eyck)